Financial instruments, Liabilities - Subsidiary Convertible Notes, Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($)
Convertible Notes [Line Items]
Financial liabilities, at fair value	$ 192,082	$ 153,633
Subsidiary Convertible Notes | Sonde
Convertible Notes [Line Items]
Financial liabilities, at fair value	$ 2,500
Subsidiary Convertible Notes | Sonde | Estimated time to exit
Convertible Notes [Line Items]
Weighted Average | yr	0.59